Putnam Investments
One Post Office Square
Boston, MA 02109
November 26, 2010

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:	Proxy Materials for
Putnam RetirementReady Funds (Reg. Nos. 333-117134 and 811-21598) (the “Trust”)
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2050 Fund

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), we are transmitting for filing via the EDGAR system a preliminary proxy statement and form of proxy in connection with a special meeting of shareholders of the series of the Trust identified above to be held on February 11, 2011.

Definitive materials are expected to be mailed to shareholders on or about December 20, 2010.

Comments on the above-referenced filing can be directed to Karen Kay of this office at (617) 760-1105.

Very truly yours,

/s/ J. Scott-Harris

J. Scott-Harris
Senior Legal Product Specialist

cc: James E. Thomas, Ropes & Gray LLP
Timothy F. Cormier, Ropes & Gray LLP